Concentrations of Risk (Details) (USD $)	3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 28, 2012	Oct. 22, 2012	Sep. 01, 2012	Jul. 20, 2012	Jun. 20, 2012	Jul. 30, 2010	Jul. 02, 2010	Mar. 31, 2013 CALIFORNIA	Dec. 31, 2012 CALIFORNIA	Mar. 31, 2013 ARIZONA	Dec. 31, 2012 ARIZONA	Mar. 31, 2013 NEW YORK	Dec. 31, 2012 NEW YORK	Mar. 31, 2013 FLORIDA	Dec. 31, 2012 FLORIDA	Apr. 11, 2013 Conduit 2008 [Member]	Mar. 31, 2013 Conduit 2008 [Member]	Dec. 31, 2012 Conduit 2008 [Member]	Oct. 14, 2011 Conduit 2008 [Member]	Aug. 31, 2010 Conduit 2008 [Member]	Oct. 15, 2009 Conduit 2008 [Member]	Mar. 27, 2009 Conduit 2008 [Member]	Nov. 03, 2008 Conduit 2008 [Member]
Concentration Risk, Geographic										.258	.215	.093	.086	.052	.065	.051	.052
Concentration Risk, Market Risk	.050	0.05
Derivative, Cap Interest Rate			5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Derivative Asset, Notional Amount			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 30,000,000
Derivative Asset, Fair Value, Gross Asset	0
Secured Debt																		$ 125,000,000	$ 23,600,000	$ 75,000,000	$ 75,000,000	$ 64,600,000	$ 73,400,000	$ 200,000,000	$ 215,400,000